Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: December 12, 2023

Payment Date	12/15/2023
Collection Period Start	11/1/2023
Collection Period End	11/30/2023
Interest Period Start	11/15/2023
Interest Period End	12/14/2023

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$236,215,969.95	$31,970,080.18	$204,245,889.77	0.348067	Sep-25
Class A-2b Notes	$50,882,240.27	$6,886,533.97	$43,995,706.30	0.348067	Sep-25
Class A-3 Notes	$631,800,000.00	$—	$631,800,000.00	1.000000	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$1,136,008,210.22	$38,856,614.15	$1,097,151,596.07

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,235,123,649.31	$1,192,321,165.49	0.576930
YSOC Amount	$94,367,654.80	$90,421,785.13
Adjusted Pool Balance	$1,140,755,994.51	$1,101,899,380.36
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$236,215,969.95	3.74000%	30/360	$736,206.44
Class A-2b Notes	$50,882,240.27	5.97404%	ACT/360	$253,310.45
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$1,926,990.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$1,136,008,210.22			$3,635,895.14

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,235,123,649.31	$1,192,321,165.49
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,140,755,994.51	$1,101,899,380.36
Number of Receivables Outstanding	71,474	70,514
Weighted Average Contract Rate	3.56%	3.56%
Weighted Average Remaining Term (months)	44	43

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,691,532.87
Principal Collections	$42,445,915.60
Liquidation Proceeds	$181,837.42
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$46,319,285.89
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$46,319,285.89

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,029,269.71	$1,029,269.71	$—	$—	$45,290,016.18
Interest - Class A-1 Notes	$—	$—	$—	$—	$45,290,016.18
Interest - Class A-2a Notes	$736,206.44	$736,206.44	$—	$—	$44,553,809.74
Interest - Class A-2b Notes	$253,310.45	$253,310.45	$—	$—	$44,300,499.29
Interest - Class A-3 Notes	$1,926,990.00	$1,926,990.00	$—	$—	$42,373,509.29
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$41,881,171.04
First Allocation of Principal	$—	$—	$—	$—	$41,881,171.04
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$41,813,562.71
Second Allocation of Principal	$—	$—	$—	$—	$41,813,562.71
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$41,739,621.04
Third Allocation of Principal	$15,108,829.86	$15,108,829.86	$—	$—	$26,630,791.18
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,545,291.18
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,545,291.18
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,545,291.18
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,797,506.89
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,797,506.89
Remaining Funds to Certificates	$2,797,506.89	$2,797,506.89	$—	$—	$—
Total	$46,319,285.89	$46,319,285.89	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$94,367,654.80
Increase/(Decrease)	$(3,945,869.67)
Ending YSOC Amount	$90,421,785.13

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,140,755,994.51	$1,101,899,380.36
Note Balance	$1,136,008,210.22	$1,097,151,596.07
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	28	$356,568.22
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	109	$181,837.42
Monthly Net Losses (Liquidation Proceeds)			$174,730.80
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.13%
Preceding Collection Period			0.19%
Current Collection Period			0.17%
Four-Month Average Net Loss Ratio			0.13%
Cumulative Net Losses for All Periods			$3,068,571.09
Cumulative Net Loss Ratio			0.15%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.24%	137	$2,916,018.55
60-89 Days Delinquent	0.09%	44	$1,024,847.61
90-119 Days Delinquent	0.03%	14	$323,768.43
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.36%	195	$4,264,634.59

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$108,704.94
Total Repossessed Inventory		16	$318,411.32

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		58	$1,348,616.04
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.09%
Preceding Collection Period			0.09%
Current Collection Period			0.11%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.06	0.09%	50	0.07%